UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2012




[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

 =============================================================

       ANNUAL REPORT
       USAA EMERGING MARKETS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       MAY 31, 2012

 =============================================================

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

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PRESIDENT'S MESSAGE

"FEAR ONCE AGAIN DOMINATED THE MARKETS
AND INVESTORS SOLD STOCKS AND OTHER RISKIER        [PHOTO OF DANIEL S. McNAMARA]
ASSET CLASSES AND SOUGHT THE RELATIVE SAFETY
OF U.S. TREASURIES."

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JUNE 2012

Investor sentiment and the financial markets were volatile during the one-year reporting period. Yet U.S. stocks, which ended the fiscal year roughly where they started, performed admirably when compared to the rest of the world. As Europe's sovereign debt crisis continued and its economies weakened, the international developed and emerging equity markets recorded substantial declines. Precious metals performed well, but mining companies generally underperformed compared to the metals they produced; the mining sector was challenged by higher operating costs, rising capital expenditures, resource nationalization, and higher taxes. Meanwhile, U.S. Treasuries generated strong returns -- much to the surprise of some market participants.

When the fiscal year began, stocks seemed poised to do well. The U.S. economy appeared to be bouncing back from an earlier slowdown, while investors showed optimism that Europe had temporarily contained its financial problems. During the summer, investors were distracted by the threat of a potential U.S. government shutdown if an agreement wasn't reached to raise the nation's debt ceiling. Eventually, a bi-partisan super-committee was formed in an attempt to reach a lasting compromise and the immediate crisis was averted. In the end, this super-committee failed to reach an agreement, and $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress acts. (This is the "fiscal cliff" being discussed in the media.)

The "achievement" of raising the debt ceiling was quickly overshadowed by much weaker-than-expected economic data in the United States and Europe. Fear once again dominated the markets and investors sold stocks and other riskier asset classes and sought the relative safety of U.S. Treasuries. As prices increased, yields (which move in the opposite direction of prices) declined.

During the winter, economic data -- including the level of unemployment -- appeared to improve. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank

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

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continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with euros.

Until inflation begins to emerge -- and at the time of this writing, it was relatively subdued -- interest rates are unlikely to start rising. In the meantime, money markets continue to yield a single basis point, which is just 1/100th of a percent. Under these market conditions, certain investors may find other investment possibilities that offer higher yields than money market funds. These include but are not limited to short-term certificates of deposit, bank savings accounts and short duration bond funds. However, these investments may carry additional risks, including the risk of loss of principal and decreased liquidity. All investors should consider these investments in light of their particular investment objectives and risk tolerance.

In closing, I'd like to acknowledge the contribution made by Didi Weinblatt, who has been with USAA since 2000 and has served as portfolio manager of the USAA Asset Management Company. During her tenure, the markets have seen tremendous ups and downs. Through it all, she has been a wise and careful steward of her portfolios.

From all of us here at USAA Asset Management Company*, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. o INVESTMENTS/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR UNDERWRITTEN o MAY LOSE VALUE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o As interest rates rise, existing bond prices fall.
o All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o CDs are insured by FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in stocks fluctuates with changes in market conditions.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            15

    Report of Independent Registered Public Accounting Firm                  16

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        32

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENTS                                                          60

TRUSTEES' AND OFFICERS' INFORMATION                                          68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

The Boston Company Asset                                  Batterymarch Financial
  Management, LLC                                           Management, Inc.

    KIRK HENRY, CFA                                           DAVID LAZENBY, CFA
    CAROLYN KEDERSHA, CFA, CPA
    WARREN SKILLMAN

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o   HOW DID THE USAA EMERGING MARKETS FUND (THE FUND SHARES) PERFORM DURING THE
    REPORTING PERIOD?

    For the 12-month period ended May 31, 2012, the Fund Shares had a total return of -25.21%. This compares to a return of -19.03% for the Lipper Emerging Markets Funds Index and -20.32% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the Index).

o   HOW DID THE BOSTON COMPANY'S PORTION OF THE PORTFOLIO PERFORM?

    The Boston Company portion of the Fund underperformed its benchmark during the one-year period ended May 31, 2012. From a sector standpoint, the portfolio benefited from holdings in the Industrials, Financials and Utilities sectors as well as an underweight position in the Materials sector. Conversely, selections in the

    Refer to pages 7, 10, and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

    Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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2  | USAA EMERGING MARKETS FUND

================================================================================

    Information Technology, Energy, Telecommunication Services and Consumer Discretionary sectors, in addition to an underweight position Consumer Staples, detracted the most from relative performance.

    On a country basis, although we had a positive allocation effect, it was not enough to overcome stock selection. Holdings in India, Taiwan, South Africa and Brazil detracted the most from relative returns. At the same time, selections and overweight positions in China and South Korea, as well as holdings in Poland and Hong Kong, contributed the most to relative returns over the 12-month period.

o   WHAT IS THE BOSTON COMPANY'S OUTLOOK?

    The rise of the emerging-markets consumer continues, but not quickly enough to change the fact that most developing markets still depend heavily on exports. Weakness in Europe translates to fewer purchases from manufacturers in China and elsewhere, which plays into lower demand and prices for commodities, hurting countries such as Brazil and South Africa. In addition, the U.S. dollar has continued to strengthen, which in turn hurts American manufacturers. The U.S. has been seen as the bright spot among developed markets, so global markets may have a hard time coping with weakening U.S. data.

    As has increasingly been the case since the financial crisis, China is playing an outsized role in the performance of the global economy and markets. We expect China to remain pragmatic; the government has already ruled out stimulus on the order of what was delivered in 2008-2009. However, there is anecdotal evidence that it is expediting public-works programs already in the pipeline and reintroducing consumer subsidies targeting energy and fuel efficiencies in white goods, consumer electronics and autos. Absent the euro-zone crisis, markets and the government would be more patient, content for a controlled cooling in the Chinese economy. But if the global economic

    You will find a complete list of securities that the Fund owns on pages
    17-31.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    situation deteriorates, China will do what's necessary to avoid any social unrest that would break its tacit deal with the population of free-market economics under single-party political control.

    Valuations in emerging markets are back to beginning-of-the-year levels, which were very depressed following the Index's loss in 2011. Given such low valuations, even a little good news from Europe, China or the U.S. could quickly boost sentiment and send markets sharply higher. China, Japan and the U.S. are fully capable of putting more stimuli in place, although with rock-bottom interest rates in Japan and the U.S., the impact there would be questionable. We expect tepid global economic growth in the near term, but a good case can be made for better economic news in the fall and through the end of the year.

o   PLEASE CHARACTERIZE PERFORMANCE FOR THE BATTERYMARCH PORTION OF THE FUND.

    Batterymarch's portion of the Fund underperformed the Index for the reporting period. It was a difficult period for the emerging markets in general, one that was driven by a dramatically shifting "risk on/risk off" investing environment (due in part to the perception of the relative health of developed markets). In this environment, stock selection was challenged in China, Brazil and Russia, but added value in South Africa, India and Thailand.At the security level, outperformers included an overweight to Guangzhou R&F Properties Co. Ltd. "H" in China and non-benchmark holdings L.P.N. Development Public Co. Ltd. in Thailand and South African retailer Mr. Price Group Ltd., all of which posted strong returns for the period. On the other end of the spectrum, an overweight to Yanzhou Coal Mining Co. Ltd. "H" in China detracted from relative performance, as the company posted a sharply negative return. Underweights to two other firms in China, Tencent Holdings Ltd. and China Mobile Ltd., also subtracted from relative return. Country allocation had a negative impact on performance, due in large

================================================================================

4  | USAA EMERGING MARKETS FUND

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    part to an overweight to Russia which had one of the most negative returns for the period and an underweight to Malaysia which was one of the least punished. An underweight to Eastern Europe and an overweight to Brazil added value.

o   WHAT IS BATTERYMARCH'S OUTLOOK?

    Batterymarch believes that emerging markets are very attractively valued compared with developed markets, following the Index's drop in 2011. Earnings expectations for emerging market companies continue to be positive, consumer demand within these countries remains resilient, and there is an upswing in investment-related spending, which had pulled back in 2011. Central banks across emerging markets have been loosening monetary policy, which should be supportive of growth going forward. In addition, emerging market fundamentals are attractive; they are tilted toward cyclicals and positioned for a continuing recovery. Risks continue to include slowing growth globally, in part due to the economic effects of Europe's ongoing sovereign debt problems.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (Ticker Symbol: USEMX)


--------------------------------------------------------------------------------
                                          5/31/12                   5/31/11
--------------------------------------------------------------------------------

Net Assets                             $670.7 Million             $821.0 Million
Net Asset Value Per Share                  $15.45                     $21.57


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years

  -25.21%                             -2.55%                            9.90%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------

                                      1.64%


               (includes acquired fund fees and expenses of 0.05%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA EMERGING MARKETS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               MSCI EMERGING         LIPPER EMERGING            USAA EMERGING
               MARKETS INDEX       MARKETS FUNDS INDEX       MARKETS FUND SHARES
05/31/02        $10,000.00             $10,000.00                $10,000.00
06/30/02          9,249.78               9,269.10                  9,255.99
07/31/02          8,546.27               8,576.34                  8,474.15
08/31/02          8,677.96               8,646.69                  8,575.03
09/30/02          7,741.69               7,779.61                  7,654.48
10/31/02          8,244.03               8,150.65                  7,931.90
11/30/02          8,811.49               8,698.96                  8,486.76
12/31/02          8,518.72               8,483.99                  8,297.60
01/31/03          8,481.63               8,434.84                  8,196.72
02/28/03          8,252.71               8,235.88                  7,969.74
03/31/03          8,018.71               7,970.31                  7,742.75
04/30/03          8,732.96               8,738.26                  8,486.76
05/31/03          9,359.73               9,366.61                  9,117.28
06/30/03          9,893.19               9,838.12                  9,558.64
07/31/03         10,512.77              10,288.47                 10,088.27
08/31/03         11,218.39              10,975.85                 10,605.30
09/30/03         11,300.63              11,219.30                 10,844.89
10/31/03         12,262.28              12,093.21                 11,664.56
11/30/03         12,412.97              12,272.64                 11,878.94
12/31/03         13,312.87              13,315.40                 12,698.61
01/31/04         13,785.67              13,696.13                 13,089.53
02/29/04         14,421.60              14,310.90                 13,657.00
03/31/04         14,606.91              14,502.84                 13,745.27
04/30/04         13,412.69              13,359.80                 12,900.38
05/31/04         13,234.88              13,099.09                 12,686.00
06/30/04         13,208.59              13,166.35                 12,849.94
07/31/04         12,975.03              12,973.12                 12,660.78
08/31/04         13,518.17              13,477.23                 13,039.09
09/30/04         14,298.93              14,267.52                 13,657.00
10/31/04         14,641.49              14,702.91                 13,997.48
11/30/04         15,997.66              15,912.05                 15,271.12
12/31/04         16,767.81              16,736.62                 16,024.91
01/31/05         16,820.88              16,796.12                 15,872.77
02/28/05         18,297.91              18,196.60                 17,077.17
03/31/05         17,092.42              16,959.36                 15,885.45
04/30/05         16,636.85              16,544.34                 15,568.50
05/31/05         17,222.61              17,056.20                 15,961.52
06/30/05         17,817.12              17,622.37                 16,557.38
07/31/05         19,077.82              18,838.86                 17,596.97
08/31/05         19,249.55              19,131.77                 17,673.04
09/30/05         21,044.50              20,805.00                 19,080.29
10/31/05         19,669.55              19,550.46                 17,749.10
11/30/05         21,298.13              21,015.81                 18,991.54
12/31/05         22,559.79              22,201.58                 20,118.13
01/31/06         25,093.25              24,756.97                 21,943.57
02/28/06         25,069.34              24,612.09                 21,956.33
03/31/06         25,294.07              24,946.06                 22,403.12
04/30/06         27,098.94              26,713.21                 23,896.66
05/31/06         24,265.87              23,776.11                 21,471.25
06/30/06         24,214.46              23,658.33                 21,343.60
07/31/06         24,576.60              24,166.85                 21,471.25
08/31/06         25,215.07              24,825.00                 21,918.04
09/30/06         25,427.01              25,009.74                 22,301.00
10/31/06         26,635.72              26,315.94                 23,309.45
11/30/06         28,619.88              28,045.17                 24,968.94
12/31/06         29,911.23              29,321.52                 26,025.00
01/31/07         29,601.37              29,181.05                 25,883.07
02/28/07         29,429.90              28,907.27                 25,560.50
03/31/07         30,613.14              30,009.21                 26,450.80
04/30/07         32,034.76              31,430.87                 27,495.93
05/31/07         33,629.76              33,122.32                 29,250.71
06/30/07         35,220.44              34,275.84                 30,321.65
07/31/07         37,097.02              35,518.42                 31,573.22
08/31/07         36,320.81              34,748.50                 31,031.30
09/30/07         40,334.68              38,119.48                 33,624.77
10/31/07         44,835.97              42,186.80                 36,979.51
11/30/07         41,660.48              39,594.61                 34,527.97
12/31/07         41,809.31              39,951.43                 34,771.25
01/31/08         36,604.00              35,539.22                 31,661.86
02/29/08         39,319.14              37,090.38                 32,953.89
03/31/08         37,241.96              35,362.38                 31,633.46
04/30/08         40,270.29              38,037.20                 34,146.53
05/31/08         41,029.03              38,737.87                 34,742.85
06/30/08         36,943.62              34,752.65                 31,392.09
07/31/08         35,579.33              33,537.63                 30,526.01
08/31/08         32,749.05              30,989.47                 28,240.10
09/30/08         27,021.39              25,907.71                 23,654.10
10/31/08         19,630.16              18,383.97                 16,995.18
11/30/08         18,153.85              16,810.81                 15,490.17
12/31/08         19,574.74              18,074.46                 16,812.67
01/31/09         18,318.59              16,514.59                 15,427.35
02/28/09         17,288.27              15,584.43                 14,671.73
03/31/09         19,775.11              17,593.31                 16,497.82
04/30/09         23,068.92              20,500.29                 19,205.48
05/31/09         27,024.08              24,214.06                 22,684.51
06/30/09         26,665.42              23,927.75                 22,290.95
07/31/09         29,682.95              26,695.48                 24,841.19
08/31/09         29,584.66              26,803.44                 24,919.90
09/30/09         32,274.90              29,196.72                 27,296.97
10/31/09         32,317.81              28,842.10                 26,997.87
11/30/09         33,707.66              30,422.97                 28,398.92
12/31/09         35,042.97              31,494.14                 29,391.94
01/31/10         33,094.24              29,732.65                 27,792.49
02/28/10         33,217.66              29,984.12                 27,982.52
03/31/10         35,902.05              32,465.47                 30,215.42
04/30/10         36,345.04              32,697.14                 30,326.27
05/31/10         32,820.98              29,613.47                 27,222.38
06/30/10         32,926.05              29,625.16                 27,159.04
07/31/10         35,691.30              32,389.13                 29,724.50
08/31/10         35,010.16              31,759.01                 28,980.20
09/30/10         38,905.56              35,358.02                 32,163.27
10/31/10         40,038.63              36,452.58                 32,923.41
11/30/10         38,983.30              35,529.07                 32,210.78
12/31/10         41,769.72              37,838.05                 34,452.40
01/31/11         40,644.41              36,615.84                 33,336.92
02/28/11         40,271.39              36,274.97                 32,922.60
03/31/11         42,645.47              38,154.43                 34,579.89
04/30/11         43,977.60              39,525.43                 35,456.34
05/31/11         42,841.58              38,485.05                 34,372.73
06/30/11         42,200.54              37,985.02                 33,767.18
07/31/11         42,041.83              37,915.00                 33,368.79
08/31/11         38,300.21              34,800.63                 30,197.64
09/30/11         32,722.71              29,390.55                 25,225.79
10/31/11         37,060.32              32,994.89                 28,349.13
11/30/11         34,592.39              31,912.95                 27,393.01
12/31/11         34,178.77              30,885.54                 26,256.55
01/31/12         38,062.16              34,123.82                 29,401.34
02/29/12         40,349.12              36,156.07                 30,932.14
03/31/12         39,010.95              35,380.87                 29,534.46
04/30/12         38,551.41              34,947.13                 29,002.00
05/31/12         34,248.09              31,163.19                 25,707.46

                                   [END CHART]

                          Data from 5/31/02 to 5/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES (Ticker Symbol: UIEMX)


--------------------------------------------------------------------------------
                                              5/31/12               5/31/11
--------------------------------------------------------------------------------

Net Assets                                 $202.2 Million         $185.5 Million
Net Asset Value Per Share                      $15.45                 $21.60


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/08

  -24.96%                                                       -3.69%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------

                                      1.37%


               (includes acquired fund fees and expenses of 0.05%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The USAA Emerging Markets Fund Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                    USAA EMERGING
                  MSCI EMERGING          LIPPER EMERGING             MARKETS FUND
                  MARKETS INDEX        MARKETS FUNDS INDEX       INSTITUTIONAL SHARES
07/31/08           $10,000.00              $10,000.00                $10,000.00
08/31/08             9,204.52                9,240.21                  9,355.60
09/30/08             7,594.69                7,724.97                  7,836.31
10/31/08             5,517.29                5,481.60                  5,630.29
11/30/08             5,102.36                5,012.52                  5,131.70
12/31/08             5,501.72                5,389.31                  5,573.05
01/31/09             5,148.66                4,924.20                  5,117.78
02/28/09             4,859.08                4,646.85                  4,871.84
03/31/09             5,558.04                5,245.84                  5,484.09
04/30/09             6,483.80                6,112.62                  6,384.15
05/31/09             7,595.45                7,219.97                  7,545.85
06/30/09             7,494.64                7,134.60                  7,415.03
07/31/09             8,342.75                7,959.86                  8,273.23
08/31/09             8,315.13                7,992.05                  8,299.39
09/30/09             9,071.25                8,705.66                  9,094.79
10/31/09             9,083.31                8,599.92                  9,000.60
11/30/09             9,473.95                9,071.29                  9,471.56
12/31/09             9,849.25                9,390.69                  9,807.63
01/31/10             9,301.54                8,865.46                  9,273.63
02/28/10             9,336.23                8,940.44                  9,342.36
03/31/10            10,090.71                9,680.31                 10,093.13
04/30/10            10,215.22                9,749.39                 10,130.14
05/31/10             9,224.74                8,829.92                  9,104.44
06/30/10             9,254.27                8,833.41                  9,083.29
07/31/10            10,031.48                9,657.55                  9,945.09
08/31/10             9,840.03                9,469.67                  9,701.89
09/30/10            10,934.88               10,542.79                 10,769.89
10/31/10            11,253.34               10,869.16                 11,028.96
11/30/10            10,956.73               10,593.79                 10,732.88
12/31/10            11,739.89               11,282.27                 11,541.35
01/31/11            11,423.61               10,917.84                 11,178.18
02/28/11            11,318.77               10,816.20                 11,044.66
03/31/11            11,986.03               11,376.60                 11,600.10
04/30/11            12,360.44               11,785.40                 11,899.18
05/31/11            12,041.15               11,475.19                 11,536.01
06/30/11            11,860.98               11,326.09                 11,338.40
07/31/11            11,816.37               11,305.21                 11,204.89
08/31/11            10,764.74               10,376.59                 10,142.08
09/30/11             9,197.12                8,763.46                  8,475.76
10/31/11            10,416.25                9,838.17                  9,527.89
11/30/11             9,722.61                9,515.57                  9,207.45
12/31/11             9,606.36                9,209.22                  8,829.95
01/31/12            10,697.83               10,174.79                  9,888.20
02/29/12            11,340.61               10,780.75                 10,408.93
03/31/12            10,964.50               10,549.60                  9,938.60
04/30/12            10,835.34               10,420.27                  9,759.42
05/31/12             9,625.84                9,292.01                  8,656.38

                                   [END CHART]

               *Data from 7/31/08 to 5/31/12.

               See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Institutional Shares to the following benchmarks:

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS FUND ADVISER SHARES (Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                               5/31/12                5/31/11
--------------------------------------------------------------------------------
Net Assets                                   $4.2 Million           $5.9 Million
Net Asset Value Per Share                       $15.40                 $21.50

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/12
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10
  -25.49%                                                      -9.20%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/11*
--------------------------------------------------------------------------------
  Before Reimbursement      2.31%               After Reimbursement      2.05%

               (includes acquired fund fees and expenses of 0.05%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 2.00% OF THE ADVISER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER EMERGING                                USAA EMERGING
                 MARKETS FUNDS         MSCI EMERGING           MARKETS FUND
                    INDEX              MARKETS INDEX          ADVISER SHARES
07/31/10          $10,000.00            $10,000.00              $10,000.00
08/31/10            9,805.45              9,809.16                9,516.13
09/30/10           10,916.63             10,900.57               10,556.71
10/31/10           11,254.57             11,218.03               10,801.25
11/30/10           10,969.44             10,922.35               10,567.12
12/31/10           11,682.33             11,703.05               11,294.94
01/31/11           11,304.98             11,387.76               10,923.50
02/28/11           11,199.74             11,283.25               10,787.48
03/31/11           11,780.01             11,948.42               11,326.33
04/30/11           12,203.30             12,321.66               11,608.83
05/31/11           11,882.09             12,003.37               11,247.85
06/30/11           11,727.70             11,823.76               11,049.05
07/31/11           11,706.09             11,779.29               10,913.03
08/31/11           10,744.54             10,730.96                9,871.95
09/30/11            9,074.20              9,168.26                8,244.94
10/31/11           10,187.02             10,383.57                9,265.09
11/30/11            9,852.98              9,692.10                8,945.97
12/31/11            9,535.77              9,576.22                8,571.56
01/31/12           10,535.58             10,664.27                9,594.06
02/29/12           11,163.03             11,305.03               10,094.43
03/31/12           10,923.68             10,930.10                9,632.13
04/30/12           10,789.77             10,801.35                9,458.09
05/31/12            9,621.49              9,595.64                8,381.21

                                   [END CHART]

                   *Data from 7/31/10 to 5/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 5/31/12
                                (% of Net Assets)

Diversified Banks .......................................................  18.9%
Integrated Oil & Gas ....................................................   8.4%
Semiconductors ..........................................................   7.4%
Wireless Telecommunication Services .....................................   6.2%
Automobile Manufacturers ................................................   3.2%
Steel ...................................................................   3.0%
Construction & Engineering ..............................................   2.5%
Electric Utilities ......................................................   2.2%
Diversified Metals & Mining .............................................   2.1%
Oil & Gas Refining & Marketing ..........................................   2.0%

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 5/31/12
                                (% of Net Assets)

Samsung Electronics Co. Ltd. .............................................  3.7%
Petroleo Brasileiro S.A. ADR .............................................  2.3%
Industrial and Commercial Bank of China Ltd. "H" .........................  1.9%
America Movil S.A.B. de C.V. ADR "L" .....................................  1.9%
Reliance Industries Ltd. GDR .............................................  1.6%
Itau Unibanco Banco Multiplo S.A. GDR ....................................  1.3%
Petroleo Brasileiro S.A. ADR .............................................  1.2%
China Construction Bank Corp. "H" ........................................  1.2%
OAO Gazprom ADR ..........................................................  1.2%
Vale S.A. ................................................................  1.2%

You will find a complete list of securities that the Fund owns on pages 17-31.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                       o ASSET ALLOCATION -- 5/31/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

CHINA                                                                      18.2%
OTHER*                                                                     18.1%
SOUTH KOREA                                                                17.1%
BRAZIL                                                                     15.1%
TAIWAN                                                                      9.0%
SOUTH AFRICA                                                                6.7%
INDIA                                                                       6.3%
RUSSIA                                                                      5.6%
MEXICO                                                                      3.7%

                                   [END CHART]

 * Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

0.50% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2012, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $27,977,000 as long-term capital gains for the fiscal year ended May 31, 2012.

The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year ended May 31, 2012, by the Fund are $17,828,000 and $3,017,000, respectively.

For the fiscal year ended May 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $16,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EMERGING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Emerging Markets Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Emerging Markets Fund at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 19, 2012

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2012

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (95.7%)

             COMMON STOCKS (91.2%)

             CONSUMER DISCRETIONARY (8.8%)
             -----------------------------
             APPAREL RETAIL (0.3%)
    68,200   Cia Hering                                                 $  1,417
    87,700   Mr. Price Group Ltd.                                          1,076
                                                                        --------
                                                                           2,493
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
19,757,000   China Dongxiang Group Co.                                     2,520
    15,240   LG Fashion Corp.                                                409
                                                                        --------
                                                                           2,929
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.9%)
     8,430   Hyundai Mobis Co. Ltd.                                        1,979
    27,850   Mando Corp.                                                   3,799
 1,476,000   Minth Group Ltd.                                              1,738
                                                                        --------
                                                                           7,516
                                                                        --------
             AUTOMOBILE MANUFACTURERS (3.1%)
   770,000   Dongfeng Motor Group Co. Ltd.*                                1,302
 1,216,000   Great Wall Motor Co. Ltd. "H"                                 2,497
 5,436,866   Guangzhou Automobile Industry Group Co. Ltd. "H"*             4,595
    32,603   Hyundai Motor Co. Ltd.                                        6,740
    99,770   KIA Motors Corp.                                              6,780
   301,500   PT Astra International Tbk                                    2,062
   168,300   Tata Motors Ltd. ADR                                          3,499
                                                                        --------
                                                                          27,475
                                                                        --------
             CABLE & SATELLITE (0.2%)
    40,800   ednNaspers Ltd.                                               2,157
                                                                        --------
             CASINOS & GAMING (0.6%)
   650,200   Genting Berhad                                                2,050
   136,350   Grand Korea Leisure Co. Ltd.                                  2,634
    62,992   Paradise Co. Ltd.                                               659
                                                                        --------
                                                                           5,343
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER ELECTRONICS (0.7%)
   100,971   LG Electronics, Inc.                                       $  5,655
 3,814,569   Tatung Co. Ltd.*                                                837
                                                                        --------
                                                                           6,492
                                                                        --------
             DEPARTMENT STORES (0.9%)
   140,000   El Puerto De Liverpool, S.A.B. de C.V.                        1,010
    23,050   Shinsegae Co. Ltd.                                            4,492
   463,100   Woolworths Holdings Ltd.                                      2,659
                                                                        --------
                                                                           8,161
                                                                        --------
             DISTRIBUTORS (0.4%)
   164,600   Imperial Holdings Ltd.                                        3,205
                                                                        --------
             FOOTWEAR (0.1%)
    83,780   Grendene S.A., acquired 3/24/2005 - 9/23/2009;
               cost $220(a)                                                  427
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.3%)
   486,430   JD Group Ltd.                                                 2,557
                                                                        --------
             HOMEBUILDING (0.7%)
 3,777,500   Consorcio ARA S.A. de C.V.*                                   1,071
   264,280   Desarrolladora Homex S.A. de C.V. ADR*                        3,428
   148,400   Direcional Engenharia S.A.                                      695
   257,200   Even Construtora e Incorporadora S.A.                           847
    49,500   EZ Tec Empreendimentos e Participacoes S.A.                     491
                                                                        --------
                                                                           6,532
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
 1,115,200   Asian Hotels & Properties plc                                   634
                                                                        --------
             TEXTILES (0.2%)
 3,653,000   Weiqiao Textile Co. Ltd. "H"                                  1,516
                                                                        --------
             Total Consumer Discretionary                                 77,437
                                                                        --------
             CONSUMER STAPLES (4.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
13,045,500   Global Bio-chem Technology Group Co. Ltd.                     2,235
 4,525,500   P.T. Charoen Pokphand Indonesia Tbk                           1,264
                                                                        --------
                                                                           3,499
                                                                        --------
             BREWERS (0.4%)
    44,900   Compania Cervecerias Unidas S.A. ADR                          2,917
   134,300   Grupo Modelo S.A. de C.V. "C"                                   934
                                                                        --------
                                                                           3,851
                                                                        --------

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (0.5%)
   432,500   Distilleries Co. of Sri Lanka plc                          $    444
   204,416   Jinro Ltd.                                                    3,550
                                                                        --------
                                                                           3,994
                                                                        --------
             DRUG RETAIL (0.0%)
    76,100   Clicks Group Ltd.                                               419
                                                                        --------
             FOOD DISTRIBUTORS (0.0%)
     2,800   Spar Group Ltd.                                                  36
                                                                        --------
             FOOD RETAIL (0.3%)
     6,800   BIM Birlesik Magazalar A.S.                                     275
    49,800   Magnit OJSC GDR*                                              1,225
    95,200   Migros Ticaret A.S.*                                            797
                                                                        --------
                                                                           2,297
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
 3,861,000   Lianhua Supermarket Holdings Co. Ltd.                         4,398
                                                                        --------
             PACKAGED FOODS & MEAT (1.7%)
    77,500   AVI Ltd.                                                        444
   258,600   BRF-Brasil Foods S.A.                                         4,026
 2,048,000   Charoen Pokphand Foods Public Co. Ltd.(b)                     2,446
   835,800   JBS S.A.*                                                     2,259
    79,000   M Dias Branco S.A.                                            2,184
    18,801   Nong Shim Co. Ltd.                                            3,353
   854,500   PT Indofood Sukses Makmur Tbk                                   430
                                                                        --------
                                                                          15,142
                                                                        --------
             PERSONAL PRODUCTS (0.1%)
    39,000   Hengan International Group Co. Ltd.                             372
    42,500   Natura Cosmeticos S.A.                                          913
                                                                        --------
                                                                           1,285
                                                                        --------
             TOBACCO (0.3%)
    33,064   KT&G Corp.                                                    2,202
                                                                        --------
             Total Consumer Staples                                       37,123
                                                                        --------
             ENERGY (11.8%)
             --------------
             COAL & CONSUMABLE FUELS (1.1%)
 5,172,000   China Coal Energy Co. Ltd "H"                                 4,798
   862,500   China Shenhua Energy Co. Ltd. "H"                             3,039
   856,000   Yanzhou Coal Mining Co. Ltd. "H"*                             1,447
                                                                        --------
                                                                           9,284
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  19

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
--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (7.2%)
 2,600,000   China Petroleum and Chemical Corp. "H"                     $  2,315
    11,500   Ecopetrol S.A. ADR                                              669
    47,700   Gazprom Neft JSC ADR                                            952
   101,500   Lukoil OAO ADR*                                               5,268
   126,190   Lukoil OAO ADR*                                               6,610
   437,500   OAO Gazprom ADR*                                              3,835
 1,176,760   OAO Gazprom ADR*                                             10,332
 4,248,000   PetroChina Co. Ltd. "H"                                       5,369
    15,740   PetroChina Co. Ltd. ADR                                       1,984
 1,048,330   Petroleo Brasileiro S.A. ADR                                 20,505
   410,220   Polskie Gornictwo Naftowe i Gazownictwo S.A.                    445
   322,400   Rosneft Oil Co. OJSC GDR*                                     1,983
    79,500   Sasol Ltd.                                                    3,382
                                                                        --------
                                                                          63,649
                                                                        --------
             OIL & GAS DRILLING (0.1%)
    41,100   Eurasia Drilling Co. Ltd. GDR                                 1,027
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    70,000   Osx Brasil S.A.*                                                470
    40,000   TMK OAO GDR                                                     496
                                                                        --------
                                                                             966
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
 2,816,000   CNOOC Ltd.                                                    5,079
   462,521   JKX Oil & Gas plc*                                              729
    44,900   KazMunaiGas Exploration Production GDR*                         834
 9,313,500   Medco Energi Internasional Tkp                                1,793
   105,000   Pacific Rubiales Energy Corp.                                 2,754
    19,500   Petrominerales Ltd.                                             261
                                                                        --------
                                                                          11,450
                                                                        --------
             OIL & GAS REFINING & MARKETING (2.0%)
   249,420   Polski Koncern Naftowy Orlen S.A.*                            2,339
   570,824   Reliance Industries Ltd. GDR(c)                              13,825
   285,200   Thai Oil Public Co. Ltd. NVDR                                   506
    44,200   Tupras-Turkiye Petrol Rafinerileri A.S.                         823
                                                                        --------
                                                                          17,493
                                                                        --------
             Total Energy                                                103,869
                                                                        --------
             FINANCIALS (24.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   131,830   Mirae Asset Securities Co. Ltd.                               3,502
                                                                        --------

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20  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DIVERSIFIED BANKS (18.2%)
    80,200   ABSA Group Ltd.                                            $  1,417
 1,665,160   Asya Katilim Bankasi A.S.*                                    1,429
   120,300   Banco do Estado do Rio Grande do Sul S.A.                       954
   887,840   Banco Santander Brasil S.A. ADR                               7,058
   683,440   Bangkok Bank Public Co. Ltd.                                  4,028
   816,400   Bank of Ayudhya Public NVDR                                     725
12,209,000   Bank of China Ltd. "H"*                                       4,672
 1,062,000   Bank of Communications Co. Ltd. "H"                             688
    44,530   Bank Polska Kasa Opieki S.A.                                  1,771
    18,493   Capitec Bank Holdings Ltd.                                      492
 5,011,000   China CITIC Bank Corp. Ltd. "H"                               2,595
15,002,973   China Construction Bank Corp. "H"                            10,457
   908,500   China Merchants Bank Co. Ltd. "H"                             1,760
 3,265,000   China Minsheng Bank "H"*                                      3,109
 3,918,543   Chinatrust Financial Holding Co. Ltd.                         2,186
   705,957   Commercial International Bank                                 2,957
 1,139,900   Grupo Financiero Banorte S.A.                                 5,092
    56,500   Hana Financial Group, Inc.                                    1,781
   193,100   HDFC Bank Ltd. ADR*                                           5,399
   293,800   Hong Leong Bank Berhad                                        1,137
   219,166   ICICI Bank Ltd. ADR                                           6,169
27,602,703   Industrial and Commercial Bank of China Ltd. "H"             16,893
   803,369   Itau Unibanco Banco Multiplo S.A. GDR                        11,625
   288,600   Kasikornbank Public Co. Ltd.                                  1,424
   502,400   Kasikornbank Public Co. Ltd. NVDR                             2,448
   234,373   KB Financial Group, Inc.                                      7,328
    37,055   KB Financial Group, Inc. ADR                                  1,155
    11,000   Komercni Banka A.S.                                           1,640
   650,190   Korea Exchange Bank                                           4,523
 4,880,800   Krung Thai Bank Public Co. Ltd. NVDR                          2,301
   118,000   OTP Bank                                                      1,620
 1,147,500   PT Bank Mandiri Tbk                                             842
 5,209,500   PT Bank Negara Indonesia Tbk                                  2,051
   774,000   PT Bank Rakyat Indonesia                                        465
   197,400   Sberbank of Russia ADR                                        1,941
    47,450   Shinhan Financial Group Co. Ltd.                              1,526
   144,600   Siam Commercial Bank Public Co. Ltd. NVDR                       639
16,242,894   SinoPac Financials Holdings Co. Ltd.                          6,040
   611,271   Standard Bank Group Ltd.                                      8,208
    86,551   State Bank of India Ltd. GDR(c)                               6,266
    37,900   State Bank of India Ltd. GDR                                  2,744
 5,184,000   Taishin Financial Holdings Co. Ltd.                           1,945

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   913,890   Turkiye Garanti Bankasi A.S.                               $  2,931
   395,700   Turkiye Halk Bankasi A.S.                                     2,430
 1,849,328   Turkiye Is Bankasi                                            3,729
   126,560   Woori Finance Holdings Co. Ltd.                               1,180
                                                                        --------
                                                                         159,770
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
   199,200   BR Properties S.A.                                            2,262
                                                                        --------
             INSURANCE BROKERS (0.4%)
   349,300   Brazil Insurance Participacoes e Administracao S.A.           2,962
                                                                        --------
             LIFE & HEALTH INSURANCE (1.7%)
 2,007,011   China Life Insurance Co. Ltd.                                 1,846
 2,496,000   China Life Insurance Co. Ltd. "H"                             5,885
    71,200   Discovery Holdings Ltd.                                         417
    61,900   Liberty Holdings Ltd.                                           634
 1,074,000   Old Mutual plc                                                2,359
   788,100   Sanlam Ltd.                                                   3,105
   104,760   Tong Yang Life Insurance Co. Ltd.,
               acquired 7/23/2010 - 4/19/2012; cost $1,114(a)                809
                                                                        --------
                                                                          15,055
                                                                        --------
             MULTI-LINE INSURANCE (0.6%)
   399,500   Porto Seguro S.A.                                             3,544
   264,271   Sul America S.A.                                              1,838
                                                                        --------
                                                                           5,382
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   348,591   African Bank Investments Ltd.                                 1,491
 1,045,600   FirstRand Ltd.                                                3,171
                                                                        --------
                                                                           4,662
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    39,520   Dongbu Insurance Co. Ltd.                                     1,582
    36,140   Hyundai Marine & Fire Insurance Co. Ltd.                        900
   668,200   PICC Property and Casualty Co. Ltd "H"                          742
    21,813   Samsung Fire & Marine Insurance Co. Ltd.                      3,891
                                                                        --------
                                                                           7,115
                                                                        --------
             REAL ESTATE DEVELOPMENT (1.7%)
   533,040   China Overseas Land & Investment Ltd.                         1,117
 3,394,916   Country Garden Holdings Co. Ltd.*                             1,268
 3,700,291   Emaar Properties PJSC                                         2,932
 5,329,400   Evergrande Real Estate Group Ltd.                             2,932
 2,808,000   Guangzhou R&F Properties Co. Ltd. "H"                         3,719

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22  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
 3,103,500   L.P.N. Development Public Co. Ltd.(b)                      $  1,600
 1,560,100   L.P.N. Development Public Co. Ltd. NVDR                         804
   642,500   Shimao Property Holdings Ltd.                                   857
                                                                        --------
                                                                          15,229
                                                                        --------
             REITs - RESIDENTIAL (0.1%)
   655,600   Sinpas Gayrimenkul Yatirim Ortakligi A.S.                       387
                                                                        --------
             Total Financials                                            216,326
                                                                        --------
             HEALTH CARE (0.9%)
             ------------------
             PHARMACEUTICALS (0.9%)
   142,400   Aspen Pharmacare Holdings Ltd.*                               1,972
   135,950   Pharmstandard GDR*(c)                                         1,808
     2,130   Richter Gedeon Nyrt                                             313
    39,223   Yuhan Corp.                                                   3,838
                                                                        --------
                                                                           7,931
                                                                        --------
             Total Health Care                                             7,931
                                                                        --------
             INDUSTRIALS (7.7%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
13,677,200   Sinotrans Ltd. "H", acquired 3/31/2005 - 4/23/2012;
               cost $3,013(a)                                              2,397
                                                                        --------
             AIRLINES (0.3%)
    66,400   Tam S.A. ADR*                                                 1,444
   896,100   Turk Hava Yollari Anonim Ortakligi*                           1,211
                                                                        --------
                                                                           2,655
                                                                        --------
             AIRPORT SERVICES (0.4%)
 6,058,000   Beijing Capital International Airport Co. Ltd. "H"            3,809
                                                                        --------
             BUILDING PRODUCTS (0.1%)
     1,500   KCC Corp.                                                       376
                                                                        --------
             CONSTRUCTION & ENGINEERING (2.5%)
   613,000   China Communications Construction Co. Ltd. "H"*                 577
 5,472,000   China Railway Construction Corp.                              4,272
 7,074,000   China Railway Group Ltd. "H"                                  2,725
   592,000   China State Construction International Holdings Ltd.            551
    35,537   Daelim Industrial Co. Ltd.                                    3,002
    36,111   Doosan Heavy Industries & Construction Co. Ltd.               1,652
   144,190   Hyundai Development Co.                                       2,877
    63,600   Larsen & Toubro Ltd. GDR                                      1,287
 1,502,065   Murray & Roberts Holdings Ltd.*                               4,741
   130,600   Tekfen Holding A.S.                                             384
                                                                        --------
                                                                          22,068
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   538,000   China South Locomotive & Rolling Stock Industry Group      $    414
     1,595   Hyundai Heavy Industries Co. Ltd.                               361
    28,700   Iochpe-Maxion S.A.                                              357
   234,295   Marcopolo S.A.                                                1,092
 1,201,590   PT United Tractors Tbk                                        2,953
    97,690   Samsung Heavy Industries Co. Ltd.                             3,025
                                                                        --------
                                                                           8,202
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   183,000   Dynapack International Technology Corp.                         947
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
 2,064,000   Shanghai Electric Group Co. Ltd. "H"                            939
                                                                        --------
             HIGHWAYS & RAILTRACKS (0.6%)
   301,300   OHL Mexico SC, S.A.B. de C.V.*                                  330
 2,354,000   PT Jasa Marga (Persero) Tbk                                   1,290
 4,794,000   Zhejiang Expressway Co. Ltd. "H"                              3,304
                                                                        --------
                                                                           4,924
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.6%)
   161,300   Alfa, S.A.B. de C.V. "A"                                      2,012
    77,900   Bidvest Group Ltd.                                            1,642
     8,120   Doosan Corp.                                                    860
 2,796,881   NWS Holdings Ltd.                                             4,072
    51,300   Reunert Ltd.                                                    411
 1,172,000   Shanghai Industrial Holdings Ltd.                             3,277
    19,149   SK Holdings Co. Ltd.                                          1,987
                                                                        --------
                                                                          14,261
                                                                        --------
             INDUSTRIAL MACHINERY (0.0%)
   127,900   Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007;
               cost $1,253*(a)                                               251
                                                                        --------
             MARINE (0.1%)
 1,381,000   Evergreen Marine Corp. Ltd.                                     678
                                                                        --------
             MARINE PORTS & SERVICES (0.4%)
 2,418,000   Cosco Pacific Ltd.                                            2,994
                                                                        --------
             SECURITY & ALARM SERVICES (0.0%)
     4,500   S1 Corp.                                                        215
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
   246,400   Barloworld Ltd.                                               2,455
                                                                        --------
             Total Industrials                                            67,171
                                                                        --------

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24  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (12.9%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
 9,506,500   BYD Electronic International Co. Ltd.*                     $  2,486
    82,650   HTC Corp.                                                     1,191
                                                                        --------
                                                                           3,677
                                                                        --------
             COMPUTER HARDWARE (1.3%)
 1,056,000   Acer, Inc.                                                    1,081
   319,000   Asustek Computer, Inc.                                        3,195
 3,190,000   Lenovo Group Ltd.                                             2,713
 1,112,600   Pegatron Corp.                                                1,545
   887,000   Quanta Computer, Inc.                                         2,318
   292,000   Wistron Corp.                                                   371
                                                                        --------
                                                                          11,223
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
   289,000   Catcher Technology Co. Ltd.                                   1,835
   359,000   Simplo Technology Co. Ltd.                                    2,574
 2,827,530   TPV Technology Ltd.                                             648
                                                                        --------
                                                                           5,057
                                                                        --------
             ELECTRONIC COMPONENTS (1.2%)
 3,630,000   AU Optronics Corp.                                            1,484
   581,030   AU Optronics Corp. ADR                                        2,318
    71,900   LG Display Co. Ltd.*                                          1,273
 2,037,381   Nan Ya Printed Circuit Board Corp.                            3,328
   991,705   Young Fast Optoelectronics Co. Ltd.                           1,960
                                                                        --------
                                                                          10,363
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (1.0%)
 2,897,172   Hon Hai Precision Industry Corp. Ltd.                         8,493
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.2%)
    36,100   Tencent Holdings Ltd.                                           993
    50,800   Yandex N.V. "A"*                                              1,012
                                                                        --------
                                                                           2,005
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.4%)
    41,700   Infosys Technologies Ltd. ADR                                 1,756
 1,794,520   Rolta India Ltd.(c)                                           2,336
                                                                        --------
                                                                           4,092
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.0%)
    21,862   Eugene Technology Co. Ltd.                                      425
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SEMICONDUCTORS (7.4%)
 1,099,448   Advanced Semiconductor Engineering, Inc.                   $  1,041
    63,900   Hynix Semiconductor, Inc.*                                    1,251
 1,114,000   Novatek Microelectronics Corp.                                3,307
   311,000   Phison Electronics Corp.                                      2,292
 1,739,100   Powertech Technology, Inc.                                    3,368
    31,459   Samsung Electronics Co. Ltd.                                 32,279
 1,337,000   Siliconware Precision Industries Co.                          1,456
   362,670   Siliconware Precision Industries Co. ADR                      1,893
    63,920   Simm Tech Co. Ltd.                                              601
 2,020,378   Taiwan Semiconductor Manufacturing Co. Ltd.                   5,760
   229,973   Taiwan Semiconductor Manufacturing Co. Ltd. ADR               3,157
 1,086,060   Transcend Information, Inc.                                   3,085
 9,209,286   United Microelectronics Corp.                                 4,042
   626,100   United Microelectronics Corp. ADR                             1,321
                                                                        --------
                                                                          64,853
                                                                        --------
             SYSTEMS SOFTWARE (0.4%)
   236,640   Asseco Poland S.A.                                            3,263
                                                                        --------
             Total Information Technology                                113,451
                                                                        --------
             MATERIALS (8.9%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
     8,600   Capro Corp.                                                     120
   775,000   China Petrochemical Development Corp.                           651
     5,212   Korea Kumho Petrochemical Co. Ltd.                              519
     9,240   SK Chemicals Co. Ltd.                                           406
                                                                        --------
                                                                           1,696
                                                                        --------
             CONSTRUCTION MATERIALS (1.9%)
   435,500   Anhui Conch Cement Co. Ltd. "H"*                              1,338
 1,257,000   Asia Cement China Holdings Corp.                                528
   294,596   Cemex S.A. de C.V. ADR*                                       1,632
 2,034,000   China National Building Material Co. Ltd. "H"                 2,469
 2,900,000   China Shanshui Cement Group                                   2,302
 1,255,853   India Cements Ltd. GDR(b),(c)                                 3,363
   621,700   Magnesita Refratarios S.A.                                    1,942
   221,200   Pretoria Portland Cement Co. Ltd.                               726
   753,500   PT Indocement Tunggal Prakarsa Tbk                            1,427
    74,800   Siam Cement Public Co. Ltd. NVDR                                804
   572,000   Taiwan Cement Corp.                                             647
                                                                        --------
                                                                          17,178
                                                                        --------

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (2.1%)
   719,345   Grupo Mexico S.A.B. de C.V. "B"                            $  1,899
 1,064,000   Jiangxi Copper Co. "H"                                        2,243
    45,600   KGHM Polska Miedz S.A.                                        1,646
     7,902   Korea Zinc Co. Ltd.                                           2,377
   203,700   Mining and Metallurgical Co. Norilsk Nickel ADR*              3,019
 3,871,500   PT Aneka Tambang Tbk                                            473
   997,250   Sterlite Industries India Ltd. ADR                            6,652
                                                                        --------
                                                                          18,309
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    12,100   Sociedad Quimica y Minera Chile S.A. ADR                        629
                                                                        --------
             GOLD (0.5%)
   526,720   African Barrick Gold Ltd.                                     2,675
    65,000   Petropavlovsk plc                                               367
   104,500   Zhaojin Mining Industry Co. Ltd.                                124
 3,812,000   Zijin Mining Group Co. Ltd. "H"(b)                            1,205
                                                                        --------
                                                                           4,371
                                                                        --------
             PAPER PRODUCTS (0.5%)
    85,900   Fibria Celulose S.A.*                                           563
   372,200   Fibria Celulose S.A. ADR*                                     2,427
   352,091   Sappi Ltd.*                                                   1,138
                                                                        --------
                                                                           4,128
                                                                        --------
             PRECIOUS METALS & MINERALS (0.6%)
    99,562   Anglo Platinum Ltd.                                           5,583
                                                                        --------
             SPECIALTY CHEMICALS (0.1%)
 1,058,000   Dongyue Group                                                   691
                                                                        --------
             STEEL (2.9%)
 1,156,000   Angang Steel Co. Ltd. "H"*                                      660
   169,900   Evraz plc*                                                      773
   335,420   Gerdau S.A. ADR                                               2,667
   977,600   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. "D"         425
   221,800   Metalurgica Gerdau S.A.                                       2,194
    56,200   Novolipetsk Steel GDR                                           887
     7,876   POSCO                                                         2,416
    42,030   POSCO ADR                                                     3,183
    23,920   Seah Besteel Corp.                                              802
   151,700   Severstal GDR                                                 1,658
   553,390   Vale S.A.                                                    10,132
                                                                        --------
                                                                          25,797
                                                                        --------
             Total Materials                                              78,382
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (7.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   994,000   China Communications Services Corp. Ltd. "H"*              $    496
    14,056   Chunghwa Telecom Co. Ltd. ADR                                   419
    77,660   KT Corp.                                                      1,839
   141,200   KT Corp. ADR                                                  1,645
    63,831   Oi S.A. ADR                                                     302
   218,116   Oi S.A. ADR                                                   2,626
   964,700   PT Telekomunikasi Indonesia Tbk                                 800
   120,660   Telefonica Brasil S.A. ADR                                    2,850
   580,240   Telkom S.A. Ltd.                                              1,566
                                                                        --------
                                                                          12,543
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (6.2%)
   290,000   Advanced Info Service Public Co. Ltd.(b)                      1,632
   711,620   America Movil S.A.B. de C.V. ADR "L"                         16,766
   971,000   China Mobile Ltd.                                             9,814
    62,860   China Mobile Ltd. ADR                                         3,189
   198,000   Mobile TeleSystems ADR*                                       3,295
   107,500   MTN Group Ltd.                                                1,703
 5,259,500   PT Indonesian Satellite Corp. Tbk                             2,182
    36,807   SK Telecom Co. Ltd.                                           3,758
   204,730   SK Telecom Co. Ltd. ADR                                       2,281
   716,630   Turkcell Iletisim Hizmetleri A.S.*                            3,128
   111,860   Turkcell Iletisim Hizmetleri A.S. ADR*                        1,211
   525,640   Vimpelcom Ltd.                                                3,874
    85,100   Vodacom Group Ltd.                                            1,017
                                                                        --------
                                                                          53,850
                                                                        --------
             Total Telecommunication Services                             66,393
                                                                        --------
             UTILITIES (3.7%)
             ----------------
             ELECTRIC UTILITIES (2.2%)
   538,913   Centrais Electricas Brasileiras S.A.                          3,546
   128,125   Companhia Energetica de Minas Gerais ADR                      2,207
   547,200   Energias do Brasil S.A.                                       3,500
   320,420   Korea Electric Power Corp.*                                   6,108
   140,520   Korea Electric Power Corp. ADR*                               1,321
 1,281,887   Tenaga Nasional Berhad                                        2,696
                                                                        --------
                                                                          19,378
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
11,988,000   China Power International Development Ltd.                    2,502
   116,800   Companhia Energetica de Sao Paulo                             2,015

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
 6,819,800   Huaneng Power International, Inc. "H"*                     $  4,288
    37,980   Huaneng Power International, Inc. ADR "H"*                      952
                                                                        --------
                                                                           9,757
                                                                        --------
             WATER UTILITIES (0.4%)
    27,600   Companhia de Saneamento Basico do Estado de Sao Paulo ADR     1,924
 1,834,000   Guangdong Investment Ltd.                                     1,203
                                                                        --------
                                                                           3,127
                                                                        --------
             Total Utilities                                              32,262
                                                                        --------
             Total Common Stocks (cost: $901,087)                        800,345
                                                                        --------

             PREFERRED SECURITIES (3.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    27,025   Hyundai Motor Co. Ltd.                                        1,619
                                                                        --------
             TEXTILES (0.1%)
   355,888   Companhia de Tecidos Norte de Minas,
               acquired 5/29/2003 - 12/14/2010; cost $1,212*(a)              487
                                                                        --------
             Total Consumer Discretionary                                  2,106
                                                                        --------
             CONSUMER STAPLES (0.9%)
             -----------------------
             BREWERS (0.9%)
   193,400   Companhia de Bebidas das Americas ADR                         7,417
                                                                        --------
             Total Consumer Staples                                        7,417
                                                                        --------
             ENERGY (1.2%)
             -------------
             INTEGRATED OIL & GAS (1.2%)
   566,180   Petroleo Brasileiro S.A. ADR                                 10,701
                                                                        --------
             Total Energy                                                 10,701
                                                                        --------
             FINANCIALS (0.7%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
    75,600   Banco Itau Holding Financeira S.A.                            1,098
 1,104,371   Itausa - Investimentos Itau S.A.                              4,824
                                                                        --------
                                                                           5,922
                                                                        --------
             Total Financials                                              5,922
                                                                        --------
             MATERIALS (0.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   117,900   Braskem S.A. "A"                                                658
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             STEEL (0.1%)
   118,000   Gerdau S.A.                                                $    928
                                                                        --------
             Total Materials                                               1,586
                                                                        --------
             Total Preferred Securities (cost: $36,525)                   27,732
                                                                        --------

             EXCHANGE-TRADED FUNDS (1.3%)
    33,481   iPath MSCI India Index ETF*                                   1,574
 3,190,848   iShares FTSE A50 China Index ETF                              4,366
    51,720   iShares MSCI Emerging Markets Index ETF                       1,950
   233,260   WisdomTree India Earnings ETF                                 3,692
                                                                        --------
             Total Exchange-Traded Funds (cost: $14,621)                  11,582
                                                                        --------
             Total Equity Securities (cost: $952,233)                    839,659
                                                                        --------

             MONEY MARKET INSTRUMENTS (3.7%)

             MONEY MARKET FUNDS (3.7%)
31,912,541   State Street Institutional Liquid Reserve Fund, 0.20%(d)     31,912
                                                                        --------
             Total Money Market Instruments (cost: $31,912)               31,912
                                                                        --------

             TOTAL INVESTMENTS (COST: $984,145)                         $871,571
                                                                        ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $790,099             $10,246             $-     $800,345
  Preferred Securities                    27,732                   -              -       27,732
  Exchange-Traded Funds                   11,582                   -              -       11,582
Money Market Instruments:
  Money Market Funds                      31,912                   -              -       31,912
------------------------------------------------------------------------------------------------
TOTAL                                   $861,325              10,246             $-     $871,571
------------------------------------------------------------------------------------------------

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                         COMMON
                                                                         STOCKS
-------------------------------------------------------------------------------
Balance as of May 31, 2011                                              $ 3,544
Purchases                                                                     -
Sales                                                                         -
Transfers into Level 3                                                        -
Transfers out of Level 3                                                 (3,544)
Net realized gain (loss)                                                      -
Change in net unrealized appreciation/depreciation                            -
-------------------------------------------------------------------------------
BALANCE AS OF MAY 31, 2012                                              $     -
-------------------------------------------------------------------------------

For the period of June 1, 2011 through May 31, 2012, a common stock with a fair value of $3,544,000 was transferred from Level 3 to Level 1. Due to an assessment of events at the end of the reporting period, trading of the security was no longer halted as a division spin-off was completed. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
   GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
   NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

o  SPECIFIC NOTES

   (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2012, was $4,371,000, which represented 0.5% of the Fund's net assets.

   (b) Security was fair valued at May 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Rate represents the money market fund annualized seven-day yield at May 31, 2012.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2012

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $984,145)               $  871,571
   Cash                                                                                97
   Cash denominated in foreign currencies (identified cost of $3,934)               3,886
   Receivables:
     Capital shares sold:
       Affiliated transactions (Note 8)                                                18
       Nonaffiliated transactions                                                     280
     USAA Asset Management Company (Note 7D)                                            1
     USAA Transfer Agency Company (Note 7E)                                             6
   Dividends and interest                                                           4,997
   Securities sold                                                                  6,147
                                                                               ----------
       Total assets                                                               887,003
                                                                               ----------
LIABILITIES
   Payables:
     Payable for return of collateral for securities loaned (Note 5)                    1
     Securities purchased                                                           7,794
     Capital shares redeemed:
       Affiliated transactions (Note 8)                                                21
       Nonaffiliated transactions                                                     511
   Unrealized depreciation on foreign currency contracts held, at value                11
   Accrued management fees                                                            732
   Accrued transfer agent's fees                                                      127
   Other accrued expenses and payables                                                698
                                                                               ----------
       Total liabilities                                                            9,895
                                                                               ----------
         Net assets applicable to capital shares outstanding                   $  877,108
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,021,380
   Accumulated undistributed net investment income                                  6,132
   Accumulated net realized loss on investments                                   (37,200)
   Net unrealized depreciation of investments                                    (112,574)
   Net unrealized depreciation of foreign currency translations                      (630)
                                                                               ----------
         Net assets applicable to capital shares outstanding                   $  877,108
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $670,698/43,421 shares outstanding)            $    15.45
                                                                               ==========
     Institutional Shares (net assets of $202,173/13,082 shares outstanding)   $    15.45
                                                                               ==========
     Adviser Shares (net assets of $4,237/275 shares outstanding)              $    15.40
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3,138)                           $  23,810
   Interest (net of foreign taxes withheld of $2)                                       48
   Securities lending (net)                                                             75
                                                                                 ---------
       Total income                                                                 23,933
                                                                                 ---------
EXPENSES
   Management fees                                                                   8,768
   Administration and servicing fees:
     Fund Shares                                                                     1,081
     Institutional Shares                                                              157
     Adviser Shares                                                                      7
   Transfer agent's fees:
     Fund Shares                                                                     2,337
     Institutional Shares                                                              157
   Distribution and service fees (Note 7F):
     Adviser Shares                                                                     12
   Custody and accounting fees:
     Fund Shares                                                                       694
     Institutional Shares                                                              164
     Adviser Shares                                                                      5
   Postage:
     Fund Shares                                                                        93
   Shareholder reporting fees:
     Fund Shares                                                                        32
   Trustees' fees                                                                       13
   Registration fees:
     Fund Shares                                                                        43
     Institutional Shares                                                               10
     Adviser Shares                                                                     30
   Professional fees                                                                   112
   Other                                                                                22
                                                                                 ---------
       Total expenses                                                               13,737
   Expenses reimbursed:
     Adviser Shares                                                                     (8)
                                                                                 ---------
       Net expenses                                                                 13,729
                                                                                 ---------
NET INVESTMENT INCOME                                                               10,204
                                                                                 ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized loss on:
     Investments (net of foreign taxes withheld of $276)                           (31,482)
     Foreign currency transactions                                                  (1,236)
   Change in net unrealized appreciation/depreciation of:
     Investments                                                                  (245,932)
     Foreign currency translations                                                    (417)
                                                                                 ---------
       Net realized and unrealized loss                                           (279,067)
                                                                                 ---------
   Decrease in net assets resulting from operations                              $(268,863)
                                                                                 =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

-----------------------------------------------------------------------------------------

                                                                       2012          2011
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   10,204    $    6,362
  Net realized gain (loss) on investments                           (31,482)       91,418
  Net realized gain (loss) on foreign currency transactions          (1,236)          134
  Change in net unrealized appreciation/depreciation of:
    Investments                                                    (245,932)       80,207
    Foreign currency translations                                      (417)          560
                                                                 ------------------------
    Increase (decrease) in net assets resulting from operations    (268,863)      178,681
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                      (5,778)       (4,620)
    Institutional Shares                                             (2,202)       (1,348)
    Adviser Shares*                                                     (20)          (31)
                                                                 ------------------------
      Total distributions of net investment income                   (8,000)       (5,999)
                                                                 ------------------------
  Net realized gains:
    Fund Shares                                                     (22,083)            -
    Institutional Shares                                             (5,740)            -
    Adviser Shares*                                                    (154)            -
                                                                 ------------------------
      Total distributions of net realized gains                     (27,977)            -
                                                                 ------------------------
  Distributions to shareholders                                     (35,977)       (5,999)
                                                                 ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                        93,668       115,253
  Institutional Shares                                               75,856        84,327
  Adviser Shares*                                                         2         5,085
                                                                 ------------------------
      Total net increase in net assets from
        capital share transactions                                  169,526       204,665
                                                                 ------------------------
  Capital contribution from USAA Transfer
      Agency Company (Note 7E):
      Fund Shares                                                         5            20
      Institutional Shares                                                1             -
                                                                 ------------------------
  Net increase (decrease) in net assets                            (135,308)      377,367

NET ASSETS
  Beginning of year                                               1,012,416       635,049
                                                                 ------------------------
  End of year                                                    $  877,108    $1,012,416
                                                                 ========================
Accumulated undistributed net investment income:
  End of year                                                    $    6,132    $    4,871
                                                                 ========================

* Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
      (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

      Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

      The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

   bank accounts may be used to directly reduce the Fund's expenses. For the year ended May 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the year ended May 31, 2012, the Fund did not receive any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended May 31, 2012, the Adviser Shares did not receive redemption fees.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2012, the Fund paid CAPCO facility fees of $4,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distributions, passive foreign investment corporations, and foreign currency adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $943,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2012, and 2011, was as follows:

                                                      2012                 2011
                                                  --------------------------------
Ordinary income*                                  $ 8,000,000           $5,999,000
Long-term realized capital gains                   27,977,000                    -

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

As of May 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                    $   6,255,000
Accumulated capital and other losses                               (25,880,000)
Unrealized depreciation of investments                            (124,019,000)
Unrealized depreciation on foreign currency translations              (630,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment short-term capital loss carryforwards of $5,376,000, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended May 31, 2012, the fund deferred to June 1, 2012, post-October capital losses of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

$20,504,000. It is unlikely that the Trust's Board of Trustee will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expired.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2012, were $777,931,000 and $636,516,000, respectively.

As of May 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $995,590,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2012, for federal income tax purposes, were $54,773,000 and $178,792,000, respectively, resulting in net unrealized depreciation of $124,019,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended May 31, 2012, the Fund received securities-lending income of $75,000, which is net of the 20% income retained by Citibank. As of May 31, 2012, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $1,000 remains for unclaimed cash collateral and interest on prior lending of securities.

(6) CAPITAL SHARE TRANSACTIONS

At May 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds or through a USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

managed account program. Capital share transactions for all classes were as follows, in thousands:

                                                  YEAR ENDED                     YEAR ENDED
                                                  5/31/2012                      5/31/2011
---------------------------------------------------------------------------------------------------
                                              SHARES        AMOUNT          SHARES         AMOUNT
                                             ------------------------------------------------------
FUND SHARES:
Shares sold                                  12,127        $ 217,801        13,550        $ 276,520
Shares issued from reinvested dividends       1,696           27,252           218            4,543
Shares redeemed                              (8,464)        (151,385)       (8,135)        (165,810)
                                             ------------------------------------------------------
Net increase from capital
  share transactions                          5,359        $  93,668         5,633        $ 115,253
                                             ======================================================
INSTITUTIONAL SHARES:
Shares sold                                   6,494        $ 113,051         4,527        $  93,377
Shares issued from reinvested dividends         496            7,940            65            1,348
Shares redeemed                              (2,495)         (45,135)         (501)         (10,398)
                                             ------------------------------------------------------
Net increase from capital
  share transactions                          4,495        $  75,856         4,091        $  84,327
                                             ======================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                                       1        $      24           276        $   5,105
Shares issued from reinvested dividends           -*               2             -                -
Shares redeemed                                  (1)             (24)           (1)             (20)
                                             ------------------------------------------------------
Net increase from capital
  share transactions                              -*       $       2           275        $   5,085
                                             ======================================================

* Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

   approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                     +/-0.04%
+/-4.01% to 7.00%                     +/-0.05%
+/-7.01% and greater                  +/-0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended May 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $8,768,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(245,000), $(35,000), and $(1,000), respectively. For the Fund Shares,
   Institutional Shares, and Adviser Shares, the performance adjustments were (0.03)%, (0.02)%, and (0.02)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the year ended May 31, 2012, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $3,189,000.

   The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

   assets over $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the year ended May 31, 2012, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $3,380,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the year ended May 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,081,000, $157,000, and $7,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2012, the Fund reimbursed the Manager $27,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 2.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended May 31, 2012, the Adviser Shares incurred reimbursable expenses of $8,000, of which $1,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Instututional Shares, plus out-of-pocket expenses. For the year ended May 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,337,000, $157,000, and less than $500, respectively. For the year ended May 31, 2012, the Fund Shares and Institutional Shares recorded capital contributions of $5,000 and $1,000, respectively from SAS for adjustments related to corrections to shareholder accounts, which was recorded as a receivable at May 31, 2012.

F. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended May 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of May 31, 2012, the Fund recorded a receivable for capital shares sold of $18,000 and a payable for capital shares redeemed of $21,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of May 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    1.0%
USAA Target Retirement 2020 Fund                                      2.4
USAA Target Retirement 2030 Fund                                      5.5
USAA Target Retirement 2040 Fund                                      6.9
USAA Target Retirement 2050 Fund                                      3.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2012, USAA and its affiliates owned 271,000 Adviser Shares, which represent 98.6% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

54  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED MAY 31,
                                             --------------------------------------------------------------------
                                                 2012          2011            2010           2009           2008
                                             --------------------------------------------------------------------
Net asset value at beginning of period       $  21.57      $  17.20        $  14.41       $  24.47       $  22.67
                                             --------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                           .15           .13             .11            .23            .29
  Net realized and unrealized gain (loss)       (5.57)         4.37            2.79          (9.15)          3.99
                                             --------------------------------------------------------------------
Total from investment operations                (5.42)         4.50            2.90          (8.92)          4.28
                                             --------------------------------------------------------------------
Less distributions from:
  Net investment income                          (.14)         (.13)           (.11)          (.20)          (.29)
  Realized capital gains                         (.56)            -               -           (.94)         (2.19)
                                             --------------------------------------------------------------------
Total distributions                              (.70)         (.13)           (.11)         (1.14)         (2.48)
                                             --------------------------------------------------------------------
Net asset value at end of period             $  15.45      $  21.57        $  17.20       $  14.41       $  24.47
                                             ====================================================================
Total return (%)*                              (25.21)        26.19           20.07(a)      (34.71)         18.78
Net assets at end of period (000)            $670,698      $821,004        $557,639       $425,934       $622,436
Ratios to average net assets:**
  Expenses (%)(b),(c)                            1.58          1.59            1.66(a)        1.79           1.51
  Net investment income (%)                      1.06           .68             .61           1.98           1.22
Portfolio turnover (%)                             72            66              66             76             64

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $719,986,000.
(a) For the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                       PERIOD
                                                                                        ENDED
                                                      YEAR ENDED MAY 31,               MAY 31,
                                               -------------------------------------------------
                                                   2012        2011         2010         2009***
                                               -------------------------------------------------
Net asset value at beginning of period         $  21.60    $  17.22      $ 14.41      $ 21.26
                                               ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .20         .22          .21(a)       .31(a)
  Net realized and unrealized gain (loss)         (5.58)       4.37         2.78(a)     (5.98)(a)
                                               ----------------------------------------------
Total from investment operations                  (5.38)       4.59         2.99(a)     (5.67)(a)
                                               ----------------------------------------------
Less distributions from:
  Net investment income                            (.21)       (.21)        (.18)        (.24)
  Realized capital gains                           (.56)          -            -         (.94)
                                               ----------------------------------------------
Total distributions                                (.77)       (.21)        (.18)       (1.18)
                                               ----------------------------------------------
Net asset value at end of period               $  15.45    $  21.60      $ 17.22      $ 14.41
                                               ==============================================
Total return (%)*                                (25.01)      26.71        20.74       (24.59)
Net assets at end of period (000)              $202,173    $185,493      $77,410      $23,255
Ratios to average net assets:**
  Expenses (%)(b)                                  1.27        1.20(d)      1.13(d)      1.13(c),(d)
  Expenses, excluding reimbursements (%)(b)        1.27        1.22         1.24         1.28(c)
  Net investment income (%)                        1.40        1.13         1.17         3.30(c)
Portfolio turnover (%)                               72          66           66           76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $179,787,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.

================================================================================

56  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED         PERIOD ENDED
                                                                      MAY 31,            MAY 31,
                                                                       2012              2011***
                                                                    -------------------------------
Net asset value at beginning of period                               $ 21.50             $19.22
                                                                     --------------------------
Income (loss) from investment operations:
  Net investment income                                                  .10                .03(a)
  Net realized and unrealized gain (loss)                              (5.57)              2.36(a)
                                                                     --------------------------
Total from investment operations                                       (5.47)              2.39(a)
                                                                     --------------------------
Less distributions from:
  Net investment income                                                 (.07)              (.11)
  Realized capital gains                                                (.56)                 -
                                                                     --------------------------
Total distributions                                                     (.63)              (.11)
                                                                     --------------------------
Net asset value at end of period                                     $ 15.40             $21.50
                                                                     ==========================
Total return (%)*                                                     (25.53)             12.48
Net assets at end of period (000)                                    $ 4,237             $5,919
Ratios to average net assets:**
  Expenses (%)(b)                                                       2.00               2.00(c)
  Expenses, excluding reimbursements (%)(b)                             2.16               2.26(c)
  Net investment income (%)                                              .63                .16(c)
Portfolio turnover (%)                                                    72                 66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $4,914,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

May 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2011, through May 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

58  | USAA EMERGING MARKETS FUND

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        DECEMBER 1, 2011 -
                                       DECEMBER 1, 2011         MAY 31, 2012           MAY 31, 2012
------------------------------------------------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $  938.50                $ 7.61

Hypothetical
 (5% return before expenses)                1,000.00              1,017.15                  7.92

INSTITUTIONAL SHARES
Actual                                      1,000.00                939.50                  6.25

Hypothetical
 (5% return before expenses)                1,000.00              1,018.55                  6.51

ADVISER SHARES
Actual                                      1,000.00                936.30                  9.68

Hypothetical
 (5% return before expenses)                1,000.00              1,015.00                 10.08

* Expenses are equal to the annualized expense ratio of 1.57% for Fund Shares, 1.29% for Institutional Shares, and 2.00% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (6.15)% for Fund Shares, (6.05)% for Institutional Shares, and (6.37)% for Adviser Shares for the six-month period of December 1, 2011, through May 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

ADVISORY AGREEMENTS

May 31, 2012

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

60  | USAA EMERGING MARKETS FUND

================================================================================

the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such quarterly meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior and

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratio of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee

================================================================================

62  | USAA EMERGING MARKETS FUND

================================================================================

rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under each Subadvisory Agreement relating to the Fund are paid by the Manager. The Board also took into account management's discussion with respect to the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2011. The Board also took into account management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered

================================================================================

                                                       ADVISORY AGREEMENTS |  63

================================================================================

profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the fact that the Manager pays the Fund's subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its

================================================================================

64  | USAA EMERGING MARKETS FUND

================================================================================

affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by each Subadviser, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser and each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2011, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and riskadjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

66  | USAA EMERGING MARKETS FUND

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objective and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  67

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

================================================================================

68  | USAA EMERGING MARKETS FUND

================================================================================

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); Senior Vice President of USAA Financial Planning Services Agency, Inc. (FPS) (04/11-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

70  | USAA EMERGING MARKETS FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

72  | USAA EMERGING MARKETS FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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>> SAVE PAPER AND FUND COSTS
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   25558-0712                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2012 and 2011 were $304,929 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2012 and 2011 were $70,828 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for May 31, 2012 and 2011 were $384,984 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     7/23/12
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     7/30/12
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     7/30/12
         ------------------------------
*Print the name and title of each signing officer under his or her signature.